                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-5188
                                    --------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:     12-31
                          ------------------------------------------------------

Date of reporting period:    09-30-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 59.8%

AEROSPACE & DEFENSE - 1.0%
            42,337  Boeing Co.                                     $   2,185,436
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
             1,494  FedEx Corporation                                    128,021
            11,803  United Parcel Service, Inc. Cl B                     896,084
                                                                 ---------------
                                                                       1,024,105
                                                                 ---------------
AIRLINES - 0.1%
            12,737  Southwest Airlines Co.                               173,478
                                                                 ---------------
AUTO COMPONENTS - 0.4%
            70,791  Goodyear Tire & Rubber Co. (The)(1)                  760,295
                                                                 ---------------
AUTOMOBILES - 1.1%
           163,404  Ford Motor Company                                 2,295,826
                                                                 ---------------
BEVERAGES - 0.8%
             1,113  Adolph Coors Company Cl B                             75,595
            58,447  Pepsi Bottling Group Inc.                          1,586,836
                                                                 ---------------
                                                                       1,662,431
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            18,428  Amgen Inc.(1)                                      1,044,499
             3,850  Applera Corporation-Applied
                    Biosystems Group                                      72,650
                                                                 ---------------
                                                                       1,117,149
                                                                 ---------------
CAPITAL MARKETS - 0.2%
            18,255  Raymond James Financial, Inc.                        440,311
                                                                 ---------------
CHEMICALS - 0.8%
            20,828  Georgia Gulf Corporation                             928,721
            23,143  Monsanto Co.                                         842,868
                                                                 ---------------
                                                                       1,771,589
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
            79,261  Bank of America Corp.                              3,434,379
            11,322  Comerica Inc.                                        671,961
            56,578  National City Corp.                                2,185,042
            52,762  Wachovia Corp.                                     2,477,176
            16,288  Wells Fargo & Co.                                    971,253
                                                                 ---------------
                                                                       9,739,811
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
            49,213  Cendant Corporation                                1,063,001
            57,128  Equifax Inc.                                       1,505,894
               323  Pitney Bowes, Inc.                                    14,244
                                                                 ---------------
                                                                       2,583,139
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
            72,471  Cisco Systems Inc.(1)                              1,311,725
           131,969  Motorola, Inc.                                     2,380,721
                                                                 ---------------
                                                                       3,692,446
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
             4,068  Dell Inc.(1)                                         144,821
            19,099  Hewlett-Packard Co.                                  358,106
            43,338  International Business
                    Machines Corp.                                     3,715,800
                                                                 ---------------
                                                                       4,218,727
                                                                 ---------------
CONSUMER FINANCE - 1.8%
            24,708  American Express Co.                               1,271,474
            17,174  AmeriCredit Corporation(1)                           358,593
            22,539  Capital One Financial Corp.                        1,665,632
            15,407  CompuCredit Corp.(1)                                 286,878
             3,581  WFS Financial Inc.(1)                                166,696
                                                                 ---------------
                                                                       3,749,273
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
            20,635  Citigroup Inc.                                       910,416
            62,620  J.P. Morgan Chase & Co.                            2,487,893
                                                                 ---------------
                                                                       3,398,309
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
             3,411  ALLTEL Corp.                                         187,298
             5,726  AT&T Corp.                                            81,996
            44,634  BellSouth Corp.                                    1,210,474
             1,972  CenturyTel Inc.                                       67,521
            22,055  SBC Communications Inc.                              572,327
            15,590  Sprint Corp.                                         313,827
            34,411  Verizon Communications                             1,355,106
                                                                 ---------------
                                                                       3,788,549
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
           119,063  CenterPoint Energy, Inc.                           1,233,493
            49,490  FirstEnergy Corp.                                  2,033,049
            53,875  TXU Corp.                                          2,581,690
                                                                 ---------------
                                                                       5,848,232
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
            18,741  Arrow Electronics, Inc.(1)                           423,172
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
             3,979  Baker Hughes Inc.                                    173,962
             2,520  Schlumberger Ltd.                                    169,621
                                                                 ---------------
                                                                         343,583
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
             4,358  7-Eleven Inc.(1)                                      87,073
            14,342  Costco Wholesale Corporation                         596,054
            57,409  Supervalu Inc.                                     1,581,617
                                                                 ---------------
                                                                       2,264,744
                                                                 ---------------
FOOD PRODUCTS - 1.7%
            25,955  Corn Products International Inc.                   1,196,526
            17,609  Pilgrim's Pride Corp.                                476,852
             7,546  Sanderson Farms Inc.                                 252,414
           111,149  Tyson Foods, Inc. Cl A                             1,780,606
                                                                 ---------------
                                                                       3,706,398
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            35,903  Becton Dickinson & Co.                             1,856,185
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
            37,003  AmerisourceBergen Corp.                            1,987,431
             2,250  Cardinal Health, Inc.                                 98,483
            30,530  CIGNA Corp.                                        2,125,804
             8,734  Humana Inc.(1)                                       174,505
                                                                 ---------------
                                                                       4,386,223
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
             9,872  Jack in the Box Inc.(1)                              313,239
            86,087  McDonald's Corporation                             2,413,018
                                                                 ---------------
                                                                       2,726,257
                                                                 ---------------
HOUSEHOLD DURABLES - 2.2%
            25,671  Black & Decker Corporation                         1,987,962
             3,471  NVR, Inc.(1)                                       1,912,521
             3,455  Stanley Works (The)                                  146,941
            12,118  Whirlpool Corp.                                      728,171
                                                                 ---------------
                                                                       4,775,595
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
            56,255  Tyco International Ltd.                            1,724,778
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.8%
            17,599  Ace, Ltd.                                            705,016
             4,733  American Financial Group, Inc.                       141,469
            11,576  American International Group, Inc.                   787,052
            40,869  Berkley (W.R.) Corp.                               1,723,037
             1,385  First American Financial Corp. (The)                  42,700
            10,523  UICI                                                 344,523
                                                                 ---------------
                                                                       3,743,797
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.0%
           162,599  Earthlink Inc.(1)                                  1,674,770
            38,437  United Online, Inc.(1)                               369,764
                                                                 ---------------
                                                                       2,044,534
                                                                 ---------------
IT SERVICES - 1.3%
            20,949  Acxiom Corp.                                         497,329
            31,801  Computer Sciences Corp.(1)                         1,497,827
            30,836  Sabre Holdings Corp.                                 756,407
                                                                 ---------------
                                                                       2,751,563
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
            77,080  Eastman Kodak Co.                                  2,483,518
                                                                 ---------------
MACHINERY - 0.0%(2)
               638  Cummins Inc.                                          47,142
                                                                 ---------------
MEDIA - 2.9%
           110,470  Disney (Walt) Co.                                  2,491,099
             3,410  McGraw-Hill Companies, Inc. (The)                    271,743
            19,904  Regal Entertainment Group                            380,166
           164,773  Time Warner Inc.(1)                                2,659,436
             8,152  Viacom, Inc. Cl B                                    273,581
                                                                 ---------------
                                                                       6,076,025
                                                                 ---------------
METALS & MINING - 0.2%
             1,177  Nucor Corp.                                          107,542
               959  Phelps Dodge Corp.                                    88,257
             8,666  United States Steel Corp.                            326,015
                                                                 ---------------
                                                                         521,814
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            40,502  Federated Department Stores, Inc.                  1,840,005
            12,046  J.C. Penney Co. Inc.
                    Holding Company                                      424,983
             2,127  Kmart Holding Corp.(1)                               186,049
             8,633  May Department Stores Co. (The)                      221,264
                                                                 ---------------
                                                                       2,672,301
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%
            10,659  Xerox Corp.(1)                                       150,079
                                                                 ---------------
OIL & GAS - 4.4%
            68,299  ChevronTexaco Corp.                                3,663,559
             4,549  ConocoPhillips                                       376,885
            52,612  Exxon Mobil Corp.                                  2,542,738
            17,087  Marathon Oil Corp.                                   705,351
            29,139  Sunoco, Inc.                                       2,155,703
                                                                 ---------------
                                                                       9,444,236
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.6%
            14,235  Georgia-Pacific Corp.                                511,748
            43,815  Louisiana-Pacific Corp.                            1,136,999
            22,592  Potlatch Corp.                                     1,057,532
             9,468  Weyerhaeuser Co.                                     629,433
                                                                 ---------------
                                                                       3,335,712
                                                                 ---------------
PERSONAL PRODUCTS - 1.1%
            56,560  Gillette Company                                   2,360,814
                                                                 ---------------
PHARMACEUTICALS - 4.5%
            72,174  Johnson & Johnson                                  4,065,561
            70,006  Merck & Co., Inc.                                  2,310,198
           103,565  Pfizer, Inc.                                       3,169,089
                                                                 ---------------
                                                                       9,544,848
                                                                 ---------------
REAL ESTATE - 0.0%(2)
             5,173  Host Marriott Corp.(1)                                72,577
                                                                 ---------------
ROAD & RAIL - 0.1%
               400  Burlington Northern Santa Fe Corp.                    15,324
             3,170  Union Pacific Corp.                                  185,762
                                                                 ---------------
                                                                         201,086
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
            93,606  Intel Corp.                                        1,877,736
                                                                 ---------------
SOFTWARE - 1.0%
            58,374  Microsoft Corporation                              1,614,041
            47,064  Oracle Corp.(1)                                      530,882
                                                                 ---------------
                                                                       2,144,923
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
            25,004  Barnes & Noble Inc.(1)                               925,148
            11,278  Blockbuster Inc.                                      85,600
             3,667  Circuit City Stores-Circuit City Group                56,252
             8,817  Claire's Stores Inc.                                 220,778

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             1,229  Home Depot, Inc.                                      48,177
            11,476  Rent-A-Center Inc.(1)                                296,769
            15,872  Sherwin-Williams Co.                                 697,733
                                                                 ---------------
                                                                       2,330,457
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
            67,155  Countrywide Financial Corporation                  2,645,235
                                                                 ---------------
TOBACCO - 0.6%
            18,266  Reynolds American Inc.                             1,242,819
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
            13,155  Nextel Communications, Inc.(1)                       313,615
                                                                 ---------------
TOTAL COMMON STOCKS                                                  126,660,872
  (Cost $110,059,411)                                            ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 12.9%

        $1,750,000  FHLMC, 5.00%,
                    settlement date 10/19/04(4)                        1,777,344
           164,714  FHLMC, 7.00%, 11/1/13                                174,696
           215,889  FHLMC, 6.50%, 6/1/16                                 228,527
           277,397  FHLMC, 6.50%, 6/1/16                                 293,635
         2,083,709  FHLMC, 5.00%, 11/1/17(5)                           2,122,469
         1,335,562  FHLMC, 4.50%, 1/1/19                               1,334,319
            65,870  FHLMC, 6.50%, 1/1/28                                  69,325
            49,038  FHLMC, 6.50%, 6/1/29                                  51,542
            64,833  FHLMC, 8.00%, 7/1/30                                  70,506
         1,260,693  FHLMC, 5.50%, 12/1/33                              1,280,715
         2,850,000  FNMA, 5.00%,
                    settlement date 10/19/04(4)                        2,895,422
           640,000  FNMA, 5.50%,
                    settlement date 10/19/04(4)                          661,400
           250,000  FNMA, 6.00%,
                    settlement date 10/14/04(4)                          258,594
         4,534,700  FNMA, 6.00%,
                    settlement date 12/13/04(4)                        4,657,988
           375,000  FNMA, 6.50%,
                    settlement date 10/14/04(4)                          393,398
         2,500,000  FNMA, 6.50%,
                    settlement date 11/15/04(4)                        2,616,404
           364,420  FNMA, 5.50%, 12/1/08                                 378,905
            20,384  FNMA, 6.50%, 11/1/11                                  21,615
            19,628  FNMA, 6.00%, 4/1/13                                   20,633
            57,572  FNMA, 6.00%, 4/1/13                                   60,520
            28,721  FNMA, 6.00%, 5/1/13                                   30,191
            18,878  FNMA, 6.50%, 6/1/13                                   20,013
           116,523  FNMA, 6.50%, 6/1/13                                  123,528
            32,846  FNMA, 6.00%, 7/1/13                                   34,528
           257,560  FNMA, 6.00%, 1/1/14                                  270,748
            16,495  FNMA, 6.50%, 1/1/28                                   17,356
            84,728  FNMA, 7.00%, 1/1/28                                   90,091
           126,189  FNMA, 6.50%, 1/1/29                                  132,680
            98,041  FNMA, 7.50%, 7/1/29                                  105,145
            70,849  FNMA, 7.50%, 9/1/30                                   75,936
           177,314  FNMA, 6.50%, 1/1/32                                  186,118
           834,041  FNMA, 5.50%, 6/1/33                                  846,913
           864,286  FNMA, 5.50%, 8/1/33                                  877,625
         2,644,820  FNMA, 5.50%, 1/1/34(5)                             2,685,638
           158,296  GNMA, 7.00%, 4/20/26                                 168,950
            93,370  GNMA, 7.50%, 8/15/26                                 100,845

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            73,942  GNMA, 7.00%, 2/15/28                                  78,965
            73,555  GNMA, 7.50%, 2/15/28                                  79,311
            62,856  GNMA, 6.50%, 3/15/28                                  66,517
            69,216  GNMA, 6.50%, 3/15/28                                  73,248
            14,319  GNMA, 6.50%, 5/15/28                                  15,153
             9,316  GNMA, 6.50%, 5/15/28                                   9,859
           112,171  GNMA, 7.00%, 12/15/28                                119,792
            61,696  GNMA, 8.00%, 12/15/29                                 67,382
           361,764  GNMA, 7.00%, 5/15/31                                 385,962
         1,180,742  GNMA, 5.50%, 11/15/32                              1,204,530
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            27,234,981
  (Cost $27,034,659)                                             ---------------

CORPORATE BONDS - 10.8%

AUTO COMPONENTS - 0.2%
           100,000  Dana Corp., 6.50%, 3/1/09                            106,250
           100,000  Lear Corp., 8.11%, 5/15/09                           115,572
           170,000  Lear Corp., 5.75%, 8/1/14
                    (Acquired 7/29/04, Cost
                    $169,657)(6)                                         175,457
                                                                 ---------------
                                                                         397,279
                                                                 ---------------
AUTOMOBILES - 0.3%
           600,000  DaimlerChrysler N.A.
                    Holding Corp., 7.30%, 1/15/12                        682,489
                                                                 ---------------
BEVERAGES - 0.1%
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $254,055)(6)                                    254,361
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           250,000  Goldman Sachs Group Inc.,
                    5.70%, 9/1/12                                        264,591
           250,000  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                      252,166
           100,000  Morgan Stanley, 4.25%, 5/15/10                       100,640
                                                                 ---------------
                                                                         617,397
                                                                 ---------------
COMMERCIAL BANKS - 0.3%
           600,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      605,435
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           250,000  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                        262,187
           150,000  Quebecor World Capital Corp.,
                    6.125%, 11/15/13                                     148,762
           100,000  R.R. Donnelley & Sons Co.,
                    3.75%, 4/1/09                                         98,598
                                                                 ---------------
                                                                         509,547
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      204,567
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%
           350,000  Ball Corp., 7.75%, 8/1/06                            373,625
                                                                 ---------------
DIVERSIFIED - 2.0%
            29,300  iShares GS $ InvesTop Corporate
                    Bond Fund(7)                                       3,274,567
           924,000  Morgan Stanley TRACERS(reg.sm),
                    7.72%, (Acquired 3/15/02-8/28/02,
                    Cost $969,573)(6)                                  1,099,099
                                                                 ---------------
                                                                       4,373,666
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
           450,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       463,383
           220,000  CIT Group Inc., 5.125%, 9/30/14                      220,163
           700,000  Citigroup Inc., 4.125%, 6/30/05                      709,030
           300,000  Citigroup Inc., 5.00%, 9/15/14
                    (Acquired 9/9/04, Cost $299,649)(6)                  300,957
           275,000  Ford Motor Credit Co.,
                    5.80%, 1/12/09                                       285,303
           300,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     328,950
           200,000  Ford Motor Credit Co.,
                    7.00%, 10/1/13                                       211,811
           300,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        337,957
           650,000  Province of Ontario,
                    3.50%, 9/17/07                                       654,637
                                                                 ---------------
                                                                       3,512,191
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
           250,000  Ameritech Capital Funding,
                    6.25%, 5/18/09                                       270,829
           240,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       260,279
           100,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           102,513
           100,000  France Telecom, 8.50%, 3/1/11                        119,860
           450,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      545,792
           250,000  Telecom Italia Capital SA, 4.95%,
                    9/30/14 (Acquired 9/28/04-9/29/04,
                    Cost $248,555)(4)(6)                                 247,400
                                                                 ---------------
                                                                       1,546,673
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           325,000  CenterPoint Energy Resources Corp.,
                    6.50%, 2/1/08                                        349,851
           100,000  Pacific Gas & Electric Co., 6.05%, 3/1/34            102,132
           100,000  Tampa Electric Co., 6.375%, 8/15/12                  109,425
           250,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      252,214
                                                                 ---------------
                                                                         813,622
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           140,000  CVS Corp., 4.00%, 9/15/09
                    (Acquired 9/9/04, Cost
                    $139,629)(6)                                         140,215
           300,000  Safeway Inc., 6.50%, 3/1/11                          328,321
                                                                 ---------------
                                                                         468,536
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           200,000  Mandalay Resort Group,
                    6.45%, 2/1/06                                        207,000
           350,000  MGM Mirage, 6.00%, 10/1/09                           356,563
           200,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      214,000

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           400,000  Yum! Brands Inc., 8.875%, 4/15/11                    497,983
                                                                 ---------------
                                                                       1,275,546
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           220,000  KB Home, 6.375%, 8/15/11
                    (Acquired 9/24/04, Cost
                    $232,375)(6)                                         232,100
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.3%
           500,000  Dial Corp., 7.00%, 8/15/06                           534,843
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
           200,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       201,025
           350,000  General Electric Co., 5.00%, 2/1/13                  360,565
                                                                 ---------------
                                                                         561,590
                                                                 ---------------
INSURANCE - 0.5%
           250,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $249,510)(6)                                    254,973
           250,000  American International Group Inc.,
                    4.25%, 5/15/13                                       241,413
           250,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       263,927
           250,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $249,995)(6)                                    254,145
                                                                 ---------------
                                                                       1,014,458
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.0%(2)
            50,000  InterActiveCorp, 7.00%, 1/15/13                       54,806
                                                                 ---------------
MEDIA - 0.7%
           450,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 5/1/07                        502,978
            48,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        58,219
           500,000  Comcast Corp., 5.50%, 3/15/11                        521,890
           100,000  CSC Holdings Inc., 6.75%, 4/15/12
                    (Acquired 8/5/04, Cost $96,500)(6)                   100,750
           250,000  News America Holdings,
                    7.75%, 1/20/24                                       292,602
                                                                 ---------------
                                                                       1,476,439
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           250,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      253,517
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           100,000  May Department Stores Co. (The),
                    3.95%, 7/15/07 (Acquired
                    7/13/04, Cost $99,867)(6)                            100,845
           300,000  May Department Stores Co. (The),
                    4.80%, 7/15/09 (Acquired
                    7/13/04-7/15/04, Cost $300,970)(6)                   306,157
                                                                 ---------------
                                                                         407,002
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
OIL & GAS - 0.5%
           300,000  Devon Energy Corp., 2.75%, 8/1/06                    298,101
           260,000  Kerr-McGee Corp., 6.875%, 9/15/11                    291,252
           260,000  Kinder Morgan Energy
                    Partners L.P., 5.00%, 12/15/13                       258,562
           230,000  XTO Energy Inc., 6.25%, 4/15/13                      252,351
                                                                 ---------------
                                                                       1,100,266
                                                                 ---------------
PHARMACEUTICALS - 0.0%(2)
           100,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       103,674
                                                                 ---------------
ROAD & RAIL - 0.4%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        317,423
           200,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                       245,326
           250,000  Norfolk Southern Corp.,
                    7.05%, 5/1/37                                        283,574
                                                                 ---------------
                                                                         846,323
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           110,000  Home Depot Inc., 3.75%,
                    9/15/09 (Acquired 9/13/04,
                    Cost $109,446)(6)                                    109,679
           150,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     139,875
                                                                 ---------------
                                                                         249,554
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
           260,000  Washington Mutual Bank FA,
                    5.65%, 8/15/14                                       270,030
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
           250,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                       296,580
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 23,036,116
  (Cost $22,455,223)                                             ---------------

U.S. TREASURY SECURITIES - 8.8%

           600,000  U.S. Treasury Bonds,
                    4.25%, 8/15/14                                       606,469
           800,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21(8)                                 1,099,906
         1,300,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23(8)                                  1,518,461
           350,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31(8)                                   375,047
           904,356  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                                924,705
         4,500,000  U.S. Treasury Notes,
                    2.00%, 8/31/05(5)(8)                               4,494,555
         5,245,000  U.S. Treasury Notes,
                    2.375%, 8/15/06(5)(8)                              5,229,843
         2,100,000  U.S. Treasury Notes,
                    3.125%, 5/15/07(5)(8)                              2,118,376
           900,000  U.S. Treasury Notes,
                    4.00%, 6/15/09(8)                                    926,509
           900,000  U.S. Treasury Notes,
                    4.375%, 8/15/12(8)                                   928,126
           500,000  U.S. Treasury Notes,
                    4.75%, 5/15/14                                       525,001
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        18,746,998
  (Cost $18,654,185)                                             ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) - 5.2%

           114,952  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $114,645)(6)                                    114,976
           175,000  ABSC Non-Improvement Trust,
                    Series 2004 HE7, 5.00%,
                    10/27/34 (Acquired 9/1/04,
                    Cost $174,252)(4)(6)                                 174,251
           326,636  Ameriquest Mortgage Securities Inc.,
                    Series 2004 R8, Class A2,
                    VRN, 2.00%, 10/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                              326,861
            28,230  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A,
                    7.14%, 11/25/33                                       28,162
            86,199  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                        86,088
            87,787  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $87,787)(6)                             87,847
            48,467  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A,
                    4.55%, 4/25/34                                        48,409
            85,958  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A,
                    4.70%, 7/25/34                                        85,926
            50,000  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $49,998)(6)                                      49,969
            29,743  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%, 7/26/33                      29,742
            88,803  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                        88,711
           147,276  Bayview Financial Acquisition Trust,
                    Series 1998 B, Class M1, VRN,
                    3.24%, 10/25/04, resets monthly
                    off the 1-month LIBOR plus
                    1.40% with a cap of 13.00%
                    (Acquired 6/13/03, Cost
                    $147,863)(6)                                         147,682
           126,420  Bayview Financial Acquisition Trust,
                    Series 2002 DA, Class M1, VRN,
                    2.69%, 10/25/04, resets monthly
                    off the 1-month LIBOR plus 0.85%
                    with no caps (Acquired 9/19/03,
                    Cost $126,721)(6)                                    127,031
           800,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 1.85%, 10/15/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              800,924
           465,699  Centex Home Equity, Series 2004 C,
                    Class AF1, VRN, 2.82%, 10/1/04                       465,651
           114,929  CIT RV Trust, Series 1998 A, Class
                    A4 SEQ, 6.09%, 2/15/12                               116,063
           800,000  CNH Equipment Trust, Series 2004 A,
                    Class A3A, VRN, 1.879%, 10/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        800,000
            88,991  Countrywide Asset-Backed
                    Certificates, Series 2004 5N,
                    Class N1, 5.50%, 10/25/35                             88,991
            61,977  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                        61,982
            87,165  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                        87,148
           250,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             254,384
         2,300,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 1.80%, 10/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                      2,301,992
            74,613  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%,
                    5/25/34 (Acquired 5/20/04,
                    Cost $74,613)(6)                                      74,484

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            95,000  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $95,042)(4)(6)                                   95,043
           261,319  Household Mortgage Loan Trust,
                    Series 2002 HC1, Class M, VRN,
                    2.275%, 10/20/04, resets monthly
                    off the 1-month LIBOR plus 0.65%
                    with no caps                                         261,827
           200,159  Household Mortgage Loan Trust,
                    Series 2003 HC2, Class M, VRN,
                    2.20%, 10/20/04, resets monthly
                    off the 1-month LIBOR plus
                    0.60% with no caps                                   200,482
            75,713  Long Beach Asset Holdings
                    Corporation, Series 2004-5,
                    Class C and P, 5.00%, 9/25/34
                    (Acquired 9/15/04, Cost $75,877)(6)                   75,689
           400,000  Long Beach Mortgage Loan Trust,
                    Series 2001-2, Class M2, VRN,
                    2.78%, 10/25/04, resets monthly
                    off the 1-month LIBOR plus 0.95%
                    with no caps                                         400,108
            31,514  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $31,512)(6)                                      31,421
            37,314  Merrill Lynch Mortgage
                    Investors Inc., Series 2003 OP1N,
                    Class N1, 7.25%, 7/25/34                              37,520
             9,892  Morgan Stanley ABS Capital I,
                    Series 2003 NC9N, Class X and P,
                    7.60%, 7/25/33 (Acquired
                    10/29/03, Cost $9,892)(6)                              9,929
            40,382  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $40,584)(6)                             40,420
            99,110  Novastar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $99,110)(6)                             98,825
           100,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                        99,191
         1,272,701  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 1.96%, 10/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                            1,273,604
           103,206  Sail Net Interest Margin Notes,
                    Series 2004 8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $103,432)(6)                                    103,141
            66,410  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34                                        66,369
         1,250,000  SLMA Student Loan Trust,
                    Series 2004-8, Class A1, VRN,
                    1.69%, 10/25/04, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps                                 1,249,609
           652,884  WFS Financial Owner Trust,
                    Series 2004-3, Class A1 SEQ,
                    1.73%, 8/17/05                                       653,178
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         11,143,630
  (Cost $11,130,277)                                             ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.4%

         2,000,000  FHLB, 3.375%, 9/14/07(5)                           2,012,604
           800,000  FHLMC, 2.875%, 5/15/07                               797,453
         1,880,000  FHLMC, 3.75%, 8/3/07                               1,893,269
         2,900,000  FNMA, 3.75%, 5/17/07(5)                            2,915,346
           500,000  FNMA, 6.625%, 10/15/07                               549,258
           800,000  FNMA, 5.75%, 2/15/08                                 862,092
           400,000  FNMA, 3.25%, 8/15/08                                 397,010
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                9,427,032
  (Cost $9,412,722)                                              ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 3.4%

         5,880,830  Banc of America Commercial
                    Mortgage Inc. STRIPS - INTEREST,
                    Series 2004-1, Class XP, VRN,
                    0.83%, 10/1/04                                       188,722
         1,798,843  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 1.89%, 10/15/04                               1,799,906
           600,000  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 2.027%, 10/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps                        600,355
           523,651  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        533,856
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  993,325
           375,949  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                      382,563
           385,771  Nationslink Funding Corp.,
                    Series 1998-2, Class A1 SEQ,
                    6.00%, 8/20/30                                       396,185
            94,138  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $94,136)(6)                    94,117
           750,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                        739,980
           600,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                        597,664
           970,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.266%,
                    10/1/04                                              974,969
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              7,301,642
  (Cost $7,259,529)                                              ---------------

MUNICIPAL SECURITIES - 0.1%

           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        284,793
                                                                 ---------------
  (Cost $302,546)

TEMPORARY CASH INVESTMENTS - 1.0%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
8.125%, 8/15/21, valued at $2,238,339),
in a joint trading acount at 1.62%, dated 9/30/04,
due 10/1/04 (Delivery value $2,200,099)(5)                             2,200,000
                                                                 ---------------
  (Cost $2,200,000)

COLLATERAL RECEIVED FOR SECURITIES LENDING(9) - 1.9%

Repurchase Agreement, UBS Securities LLC,
(collateralized by U.S. Government Agency
obligations), 1.875%, dated 9/30/04, due 10/1/04
(Delivery value $4,010,857)                                            4,010,648
                                                                 ---------------
  (Cost $4,010,648)

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 108.3%                                 230,046,712
                                                                 ---------------
  (Cost $212,519,200)

OTHER ASSETS AND LIABILITIES - (8.3)%                               (17,711,551)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $212,335,161
                                                                 ===============

FUTURES CONTRACTS*

                                                  Underlying Face   Unrealized
     Contracts Purchased        Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
24 U.S. Treasury 10-Year Notes   December 2004      $2,703,000       $(15,242)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure while maintaining easy access to cash.

SHORT FUTURES CONTRACTS**

                                                  Underlying Face   Unrealized
        Contracts Sold          Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
11 U.S. Treasury 5-Year Notes    December 2004      $ 1,218,250      $(2,603)
46 U.S. Treasury 2-Year Notes    December 2004        9,716,781       17,324
                                                --------------------------------
                                                    $10,935,031      $14,721
                                                ================================

**SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS***

                                                                    Unrealized
Notional Amount   Description of Agreement        Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
$1,700,000        Receive semiannually a fixed    September 2007       $(467)
                  rate equal to 3.24375% and                        ============
                  pay quarterly a variable rate
                  based on the 3-month LIBOR
                  with Deutsche Bank
                  Securities, Inc.

***SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corp.
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) When-issued security or Forward Commitment.
(5) Security, or a portion thereof, has been segregated for a when-issued, forward commitment, futures contract, or swap agreement.
(6) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
    2004, was $4,900,963, which represented 2.3% of net assets.
(7) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(8) Security, or a portion thereof, was on loan as of September 30, 2004.
(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $213,904,525
                                                                 ===============
Gross tax appreciation of investments                              $ 18,862,374
Gross tax depreciation of investments                                (2,720,187)
                                                                 ---------------
Net tax appreciation of investments                                $ 16,142,187
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%

AEROSPACE & DEFENSE - 1.0%
            37,300  L-3 Communications
                    Holdings, Inc.                                  $  2,499,100
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.6%
           109,500  Expeditors International
                    of Washington, Inc.                                5,661,150
            17,400  J.B. Hunt Transport Services, Inc.                   646,236
                                                                 ---------------
                                                                       6,307,386
                                                                 ---------------
AUTOMOBILES - 1.7%
            71,400  Harley-Davidson, Inc.                              4,244,016
                                                                 ---------------
BIOTECHNOLOGY - 3.1%
           106,200  Charles River Laboratories(1)                      4,863,960
            41,100  Gilead Sciences, Inc.(1)                           1,536,318
            38,900  United Therapeutics Corp.(1)                       1,358,777
                                                                 ---------------
                                                                       7,759,055
                                                                 ---------------
CAPITAL MARKETS - 3.2%
           101,400  Investors Financial
                    Services Corporation                               4,576,182
            66,572  T. Rowe Price Group Inc.                           3,391,178
                                                                 ---------------
                                                                       7,967,360
                                                                 ---------------
CHEMICALS - 1.9%
           144,992  Agrium Inc.                                        2,575,058
            31,300  Potash Corp. of Saskatchewan                       2,008,521
                                                                 ---------------
                                                                       4,583,579
                                                                 ---------------
COMMERCIAL BANKS - 1.3%
            14,377  East West BanCorp, Inc.                              482,923
            61,600  North Fork Bancorporation, Inc.                    2,738,120
                                                                 ---------------
                                                                       3,221,043
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.7%
           130,619  Copart Inc.(1)                                     2,472,618
            25,600  Monster Worldwide Inc.(1)                            630,784
           138,100  Robert Half International Inc.                     3,558,837
                                                                 ---------------
                                                                       6,662,239
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            72,800  Apple Computer, Inc.(1)                            2,821,000
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 1.1%
            92,500  Cemex SA de CV ADR                                 2,602,950
                                                                 ---------------
CONSUMER FINANCE - 4.5%
            98,500  Capital One Financial Corp.                        7,279,150
           250,500  Providian Financial Corp.(1)                       3,892,770
                                                                 ---------------
                                                                      11,171,920
                                                                 ---------------
CONTAINERS & PACKAGING - 0.5%
            66,800  Smurfit-Stone Container Corp.(1)                   1,293,916
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
             4,100  Chicago Mercantile Exchange                          661,330
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
            52,960  Benchmark Electronics Inc.(1)                      1,578,208
            71,100  Flir Systems Inc.(1)                               4,159,350
            56,600  Paxar Corp.(1)                                     1,283,688
             8,696  Scansource Inc.(1)                                   554,805
                                                                 ---------------
                                                                       7,576,051
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 10.5%
            93,400  BJ Services Co.                                    4,895,094
            84,900  Global SantaFe Corp.                               2,602,185
           171,200  National-Oilwell, Inc.(1)                          5,625,631
            47,900  Noble Corp.(1)                                     2,153,105
            83,200  Patterson-UTI Energy Inc.                          1,586,624
            64,700  Rowan Companies, Inc.(1)                           1,708,080
            86,200  Smith International, Inc.(1)                       5,234,926
            28,600  Todco(1)                                             496,210
            43,700  Transocean Inc.(1)                                 1,563,586
                                                                 ---------------
                                                                      25,865,441
                                                                 ---------------
FOOD PRODUCTS - 0.4%
            40,602  Smithfield Foods Inc.(1)                           1,015,050
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
            35,600  Advanced Medical Optics Inc.(1)                    1,408,692
           145,000  Bard (C.R.), Inc.                                  8,211,350
            58,761  Fisher Scientific International(1)                 3,427,529
            55,300  Varian Inc.(1)                                     2,094,211
            23,700  Waters Corp.(1)                                    1,045,170
                                                                 ---------------
                                                                      16,186,952
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
            56,097  Aetna Inc.                                         5,605,773
            50,600  Covance Inc.(1)                                    2,022,482
            62,850  Coventry Health Care Inc.(1)                       3,354,305

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,672  Select Medical Corporation                           143,325
                                                                 ---------------
                                                                      11,125,885
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.3%
            37,869  Harrah's Entertainment, Inc.                       2,006,300
           227,642  Hilton Hotels Corporation                          4,288,775
           191,900  Royal Caribbean Cruises Ltd.                       8,366,839
            16,500  Starwood Hotels &
                    Resorts Worldwide, Inc.                              765,930
            25,200  Station Casinos Inc.                               1,235,808
            54,946  WMS Industries Inc.(1)                             1,411,563
                                                                 ---------------
                                                                      18,075,215
                                                                 ---------------
HOUSEHOLD DURABLES - 5.6%
            42,600  Black & Decker Corporation                         3,298,944
            24,700  Harman International
                    Industries Inc.                                    2,661,425
            35,600  Hovnanian Enterprises Inc.(1)                      1,427,560
            33,700  KB Home                                            2,847,313
            78,200  Toll Brothers Inc.(1)                              3,623,006
                                                                 ---------------
                                                                      13,858,248
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.9%
            35,700  Textron Inc.                                       2,294,439
                                                                 ---------------
INSURANCE - 0.5%
            25,400  Safeco Corp.                                       1,159,510
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.2%
            37,800  Websense Inc.(1)                                   1,575,126
           110,600  Yahoo! Inc.(1)                                     3,750,446
                                                                 ---------------
                                                                       5,325,572
                                                                 ---------------
IT SERVICES - 4.6%
           161,000  Accenture Ltd. Cl A(1)                             4,355,050
            42,100  CACI International Inc.(1)                         2,222,038
            45,100  Computer Sciences Corp.(1)                         2,124,210
            26,100  Global Payments Inc.                               1,397,655
            50,841  Sabre Holdings Corp.                               1,247,130
                                                                 ---------------
                                                                      11,346,083
                                                                 ---------------
MEDIA - 0.8%
            64,300  EchoStar Communications
                    Corp. Cl A(1)                                      2,001,016
                                                                 ---------------
METALS & MINING - 2.5%
            32,200  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                           1,304,100
            27,308  Nucor Corp.                                        2,495,132

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            26,800  Phelps Dodge Corp.                                 2,466,404
                                                                 ---------------
                                                                       6,265,636
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.7%
            38,100  Questar Corp.                                      1,745,742
                                                                 ---------------
MULTILINE RETAIL - 1.2%
            60,100  Kohl's Corp.(1)                                    2,896,219
                                                                 ---------------
OFFICE ELECTRONICS - 2.1%
            83,175  Zebra Technologies Corp. Cl A(1)                   5,074,507
                                                                 ---------------
OIL & GAS - 2.9%
            43,200  PetroKazakhstan Inc. Cl A
                    New York Shares                                    1,480,464
            80,311  Western Gas Resources Inc.                         2,296,091
           103,157  XTO Energy Inc.                                    3,350,540
                                                                 ---------------
                                                                       7,127,095
                                                                 ---------------
PERSONAL PRODUCTS - 1.6%
            58,700  Estee Lauder Companies, Inc. Cl A                  2,453,660
            68,033  Nu Skin Enterprises Inc., Cl A                     1,599,456
                                                                 ---------------
                                                                       4,053,116
                                                                 ---------------
PHARMACEUTICALS - 1.9%
            78,000  Elan Corp. plc ADR(1)                              1,825,200
            46,795  Medicis Pharmaceutical Corp. Cl A                  1,826,877
            42,054  MGI Pharma Inc.(1)                                 1,122,421
                                                                 ---------------
                                                                       4,774,498
                                                                 ---------------
ROAD & RAIL - 0.7%
            42,300  Burlington Northern Santa Fe Corp.                 1,620,513
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
            32,251  Cabot Microelectronics
                    Corporation(1)                                     1,169,098
            35,086  Tessera Technologies Inc.(1)                         775,401
                                                                 ---------------
                                                                       1,944,499
                                                                 ---------------
SOFTWARE - 3.4%
            26,400  Autodesk, Inc.                                     1,283,832
            62,961  Kronos Inc.(1)                                     2,788,543
            80,300  Symantec Corp.(1)                                  4,406,864
                                                                 ---------------
                                                                       8,479,239
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
            44,200  Michaels Stores, Inc.                              2,617,082
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
            35,400  NIKE, Inc. Cl B                                    2,789,520
            32,000  Polo Ralph Lauren Corp.                            1,163,840
                                                                 ---------------
                                                                       3,953,360
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
            73,200  Doral Financial Corp.                              3,035,604
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 5.0%
            83,700  Nextel Partners, Inc. Cl A(1)                      1,387,746
           266,195  NII Holdings Inc. Cl B(1)                         10,969,896
                                                                 ---------------
                                                                      12,357,642
                                                                 ---------------
TOTAL COMMON STOCKS                                                  243,569,108
  (Cost $216,166,535)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.9%

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
8.00%, 11/15/21, valued at $2,257,078),
in a joint trading account at 1.63%,
dated 9/30/04, due 10/1/04
(Delivery value $2,200,100)                                            2,200,000
                                                                 ---------------
  (Cost $2,200,000)

TOTAL INVESTMENT SECURITIES - 99.6%                                  245,769,108
                                                                 ---------------
  (Cost $218,366,535)

OTHER ASSETS AND LIABILITIES - 0.4%                                      919,050
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $246,688,158
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1) Non-income producing.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 219,030,041
                                                                 ===============
Gross tax appreciation of investments                              $ 28,723,995
Gross tax depreciation of investments                                (1,984,928)
                                                                 ---------------
Net tax appreciation of investments                                $ 26,739,067
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 1.1%
           148,823  Boeing Co.                                      $  7,682,243
             6,106  General Dynamics Corp.                               623,423
                                                                 ---------------
                                                                       8,305,666
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
            21,846  FedEx Corporation                                  1,871,984
            81,324  United Parcel Service, Inc. Cl B                   6,174,118
                                                                 ---------------
                                                                       8,046,102
                                                                 ---------------
AIRLINES - 0.1%
            20,400  Delta Air Lines Inc.(1)                               67,116
            64,039  Southwest Airlines Co.                               872,211
                                                                 ---------------
                                                                         939,327
                                                                 ---------------
AUTOMOBILES - 2.1%
         1,117,496  Ford Motor Company                                15,700,819
                                                                 ---------------
BEVERAGES - 0.6%
            64,959  Adolph Coors Company Cl B                          4,412,015
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            16,460  Amgen Inc.(1)                                        932,953
           170,795  Applera Corporation-Applied
                    Biosystems Group                                   3,222,901
                                                                 ---------------
                                                                       4,155,854
                                                                 ---------------
CAPITAL MARKETS - 0.2%
             3,149  Bank of New York Co., Inc. (The)                      91,856
            67,098  Raymond James Financial, Inc.                      1,618,404
                                                                 ---------------
                                                                       1,710,260
                                                                 ---------------
CHEMICALS - 1.9%
           399,560  Monsanto Co.                                      14,551,975
                                                                 ---------------
COMMERCIAL BANKS - 7.1%
           836,690  Bank of America Corp.                             36,253,778

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                               VALUE
--------------------------------------------------------------------------------
            69,226  National City Corp.                                2,673,508
           181,239  Wachovia Corp.                                     8,509,171
           113,245  Wells Fargo & Co.                                  6,752,799
                                                                 ---------------
                                                                      54,189,256
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
           329,395  Cendant Corporation                                7,114,932
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
            50,053  Aspect Communications
                    Corporation(1)                                       497,026
           164,095  Cisco Systems Inc.(1)                              2,970,120
             6,584  Harris Corp.                                         361,725
           508,344  Motorola, Inc.                                     9,170,526
                                                                 ---------------
                                                                      12,999,397
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.1%
           510,676  Hewlett-Packard Co.                                9,575,175
           254,530  International Business
                    Machines Corp.                                    21,823,402
                                                                 ---------------
                                                                      31,398,577
                                                                 ---------------
CONSUMER FINANCE - 0.1%
            13,270  Capital One Financial Corp.                          980,653
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.3%
           172,817  Citigroup Inc.                                     7,624,686
           641,190  J.P. Morgan Chase & Co.                           25,474,479
                                                                 ---------------
                                                                      33,099,165
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
           114,425  ALLTEL Corp.                                       6,283,077
            62,290  AT&T Corp.                                           891,993
           269,366  BellSouth Corp.                                    7,305,205
           245,010  SBC Communications Inc.                            6,358,010
            95,043  Sprint Corp.                                       1,913,216
           207,860  Verizon Communications                             8,185,526
                                                                 ---------------
                                                                      30,937,027
                                                                 ---------------
ELECTRIC UTILITIES - 3.4%
           699,904  CenterPoint Energy, Inc.                           7,251,005
           155,298  Edison International                               4,116,950
           179,207  FirstEnergy Corp.                                  7,361,824
            20,879  FPL Group, Inc.                                    1,426,453
            91,024  Great Plains Energy Inc.                           2,653,350
           116,799  OGE Energy Corp.                                   2,946,839
                                                                 ---------------
                                                                      25,756,421
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
           137,832  Arrow Electronics, Inc.(1)                         3,112,246

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           134,482  Ingram Micro Inc. Cl A(1)                          2,165,160
             5,730  Tech Data Corp.(1)                                   220,892
                                                                 ---------------
                                                                       5,498,298
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.4%
           385,404  Supervalu Inc.                                    10,617,880
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           105,773  Corn Products International Inc.                   4,876,135
            16,640  Pilgrim's Pride Corp.                                450,611
           467,799  Tyson Foods, Inc. Cl A                             7,494,140
                                                                 ---------------
                                                                      12,820,886
                                                                 ---------------
GAS UTILITIES - 0.4%
            63,996  NICOR Inc.                                         2,348,653
            10,672  UGI Corp.                                            397,639
                                                                 ---------------
                                                                       2,746,292
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
            90,840  Becton Dickinson & Co.                             4,696,428
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
           298,156  AmerisourceBergen Corp.                           16,013,959
           242,087  CIGNA Corp.                                       16,856,517
            28,094  Humana Inc.(1)                                       561,318
            41,978  PacifiCare Health Systems, Inc.(1)                 1,540,593
                                                                 ---------------
                                                                      34,972,387
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
           193,667  McDonald's Corporation                             5,428,486
                                                                 ---------------
HOUSEHOLD DURABLES - 1.7%
            58,364  Black & Decker Corporation                         4,519,708
           146,453  Whirlpool Corp.                                    8,800,361
                                                                 ---------------
                                                                      13,320,069
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
            96,526  Kimberly-Clark Corp.                               6,234,614
           160,476  Procter & Gamble Co. (The)                         8,684,961
                                                                 ---------------
                                                                      14,919,575
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.6%
           183,143  General Electric Co.                               6,149,942
           207,493  Tyco International Ltd.                            6,361,735
                                                                 ---------------
                                                                      12,511,677
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
INSURANCE - 4.2%
           256,392  Ace, Ltd.                                         10,271,065
            42,589  American Financial Group, Inc.                     1,272,985
           209,137  AON Corp.                                          6,010,597
           123,070  Berkley (W.R.) Corp.                               5,188,631
            13,203  Fidelity National Financial, Inc.                    503,034
           252,662  First American
                    Financial Corp. (The)                              7,789,570
            31,208  St. Paul Travelers
                    Companies, Inc. (The)                              1,031,736
                                                                 ---------------
                                                                      32,067,618
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
           656,019  Earthlink Inc.(1)                                  6,756,996
           198,641  United Online, Inc.(1)                             1,910,926
            95,427  VeriSign, Inc.(1)                                  1,897,089
                                                                 ---------------
                                                                      10,565,011
                                                                 ---------------
IT SERVICES - 1.6%
           193,357  Computer Sciences Corp.(1)                         9,107,115
           130,799  Sabre Holdings Corp.                               3,208,499
                                                                 ---------------
                                                                      12,315,614
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.6%
           388,579  Eastman Kodak Co.                                 12,520,015
                                                                 ---------------
MACHINERY - 0.5%
           102,770  SPX Corp.                                          3,638,058
                                                                 ---------------
MEDIA - 4.1%
           507,041  Disney (Walt) Co.                                 11,433,775
           182,763  Regal Entertainment Group                          3,490,773
           806,990  Time Warner Inc.(1)                               13,024,819
            88,649  Viacom, Inc. Cl B                                  2,975,060
                                                                 ---------------
                                                                      30,924,427
                                                                 ---------------
METALS & MINING - 0.2%
            15,468  Phelps Dodge Corp.                                 1,423,520
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
            43,492  Constellation Energy Group Inc.                    1,732,721
            21,661  National Fuel Gas Co.                                613,656
                                                                 ---------------
                                                                       2,346,377
                                                                 ---------------
MULTILINE RETAIL - 2.9%
           193,197  Federated Department Stores, Inc.                  8,776,940
            13,687  Kmart Holding Corp.(1)                             1,197,202

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           473,496  May Department Stores Co. (The)                   12,135,702
                                                                 ---------------
                                                                      22,109,844
                                                                 ---------------
OIL & GAS - 8.2%
           754,170  ChevronTexaco Corp.                               40,453,678
            93,425  ConocoPhillips                                     7,740,261
            89,750  Exxon Mobil Corp.                                  4,337,618
            38,089  Marathon Oil Corp.                                 1,572,314
           116,075  Sunoco, Inc.                                       8,587,229
                                                                 ---------------
                                                                      62,691,100
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.2%
           136,720  Georgia-Pacific Corp.                              4,915,085
           161,238  Louisiana-Pacific Corp.                            4,184,126
            71,135  Potlatch Corp.                                     3,329,829
            63,717  Weyerhaeuser Co.                                   4,235,906
                                                                 ---------------
                                                                      16,664,946
                                                                 ---------------
PHARMACEUTICALS - 8.9%
           457,220  Bristol-Myers Squibb Co.                          10,822,397
           440,586  Johnson & Johnson                                 24,818,210
             9,398  Kos Pharmaceuticals, Inc.(1)                         334,663
           511,485  Merck & Co., Inc.                                 16,879,006
           472,515  Pfizer, Inc.                                      14,458,959
                                                                 ---------------
                                                                      67,313,235
                                                                 ---------------
REAL ESTATE - 2.7%
           148,130  CBL & Associates Properties, Inc.                  9,028,523
            58,164  Colonial Properties Trust                          2,339,356
           220,818  Equity Office Properties Trust                     6,017,291
            62,582  Rayonier, Inc.                                     2,831,210
                                                                 ---------------
                                                                      20,216,380
                                                                 ---------------
ROAD & RAIL - 0.5%
            27,756  Burlington Northern Santa Fe Corp.                 1,063,332
            15,300  CSX Corporation                                      507,960
            27,750  Norfolk Southern Corp.                               825,285
            19,579  Union Pacific Corp.                                1,147,330
                                                                 ---------------
                                                                       3,543,907
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
           768,864  Intel Corp.                                       15,423,412
                                                                 ---------------
SOFTWARE - 2.6%
           724,865  Microsoft Corporation                             20,042,517
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
           177,267  Barnes & Noble Inc.(1)                             6,558,879

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           342,149  Blockbuster Inc.                                   2,596,911
            55,409  Sherwin-Williams Co.                               2,435,780
                                                                 ---------------
                                                                      11,591,570
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.3%
           421,133  Countrywide Financial Corporation                 16,588,428
            57,245  Flagstar Bancorp Inc.                              1,218,174
                                                                 ---------------
                                                                      17,806,602
                                                                 ---------------
TOBACCO - 2.3%
           155,447  Altria Group Inc.                                  7,312,227
           151,535  Reynolds American Inc.                            10,310,441
                                                                 ---------------
                                                                      17,622,668
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           101,113  Nextel Communications, Inc.(1)                     2,410,534
                                                                 ---------------
TOTAL COMMON STOCKS                                                  755,066,779
  (Cost $687,019,826)                                            ---------------

PREFERRED STOCKS - 0.5%
AUTOMOBILES - 0.3%
            26,552  Ford Motor Company Capital
                    Trust II, 6.50%, 1/15/32                           1,388,139
            31,630  General Motors Corp.,
                    Series B, 5.25%, 3/6/32                              756,273
                                                                 ---------------
                                                                       2,144,412
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            11,500  Xerox Corp., 6.25%, 7/1/06                         1,463,375
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 3,607,787
  (Cost $3,233,386)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
8.00%, 11/15/21, valued at $2,564,861), in a
joint trading account at 1.63%, dated 9/30/04,
due 10/1/04
(Delivery value $2,500,113)                                            2,500,000
(Cost $2,500,000)                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  761,174,566
(Cost $692,753,212)                                               ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                    1,425,310
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  762,599,876
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 714,978,177
                                                                 ===============
Gross tax appreciation of investments                               $ 91,565,760
Gross tax depreciation of investments                               (45,369,371)
                                                                 ---------------
Net tax appreciation of investments                                 $ 46,196,389
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AUSTRALIA - 3.9%
         1,450,799  BHP Billiton Limited                            $ 15,134,477
           216,130  Commonwealth Bank of Australia                     4,740,061
           555,710  QBE Insurance Group Limited                        5,288,411
                                                                 ---------------
                                                                      25,162,949
                                                                 ---------------
AUSTRIA - 1.7%
           266,408  Erste Bank der Oesterreichischen
                    Sparkassen AG                                     11,094,255
                                                                 ---------------
BERMUDA - 1.9%
           149,060  Accenture Ltd. Cl A(1)                             4,032,073
           269,710  Tyco International Ltd.                            8,269,309
                                                                 ---------------
                                                                      12,301,382
                                                                 ---------------
CANADA - 2.1%
           185,020  EnCana Corp.                                       8,559,357
           188,590  Shoppers Drug Mart Corporation(1)                  5,113,596
                                                                 ---------------
                                                                      13,672,953
                                                                 ---------------
CHANNEL ISLANDS - 0.5%
           148,530  Amdocs Ltd.(1)                                     3,242,410
                                                                 ---------------
DENMARK - 0.6%
               490  AP Moller - Maersk AS                              3,756,075
                                                                 ---------------
FRANCE - 13.9%
           455,255  Axa                                                9,218,959
           348,521  Credit Agricole SA                                 9,514,091
            58,120  Essilor International SA Cie
                    Generale D'Optique                                 3,738,884
            88,440  Lafarge SA                                         7,745,256
            46,010  Pernod-Ricard SA                                   6,114,149
            96,540  Schneider SA                                       6,246,462
            89,580  Societe Generale Cl A                              7,934,179
            93,160  Total SA Cl B                                     18,992,381
            69,650  Vinci SA                                           8,021,814
           398,850  Vivendi Universal SA(1)                           10,228,654
                                                                 ---------------
                                                                      87,754,829
                                                                 ---------------
GERMANY - 7.4%
            24,940  Adidas-Salomon AG                                  3,483,177
            55,340  BASF AG                                            3,264,235
           122,540  Continental AG                                     6,667,461
           196,460  Deutsche Telekom(1)                                3,648,638
            66,860  E.On AG                                            4,936,952

VP International - Schedule of Investments
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            50,860  Fresenius Medical Care AG                          3,898,396
           107,480  Metro AG                                           4,800,549
            27,590  Puma AG Rudolf Dassler Sport                       7,398,577
            59,330  SAP AG                                             9,226,516
                                                                 ---------------
                                                                      47,324,501
                                                                 ---------------
GREECE - 1.2%
           183,542  Alpha Bank A.E.                                    4,681,865
           168,270  Greek Organization of Football
                    Prognostics SA                                     3,258,969
                                                                 ---------------
                                                                       7,940,834
                                                                 ---------------
HONG KONG - 1.1%
         1,022,000  Esprit Holdings Limited                            5,191,144
         1,404,000  Li & Fung Limited                                  2,016,983
                                                                 ---------------
                                                                       7,208,127
                                                                 ---------------
IRELAND - 1.1%
           367,520  Anglo Irish Bank Corporation                       6,738,746
                                                                 ---------------
ISRAEL - 0.7%
           182,536  Teva Pharmaceutical Industries
                    Ltd. ADR                                           4,736,809
                                                                 ---------------
ITALY - 2.3%
           369,620  ENI SpA                                            8,288,922
         2,756,098  Terna SpA(1)                                       6,560,992
                                                                 ---------------
                                                                      14,849,914
                                                                 ---------------
JAPAN - 15.7%
            49,400  Aiful Corp.                                        4,856,218
           706,000  Bank of Yokohama Ltd. (The)                        3,800,773
           334,696  Chugai Pharmaceutical Co. Ltd.                     4,836,375
           118,000  Daikin Industries Ltd.                             2,859,728
            63,500  Fast Retailing Company Limited                     4,325,149
           104,500  Hoya Corp.                                        10,975,992
           518,000  Komatsu Ltd.                                       3,335,098
           267,000  Matsushita Electric Industrial Co.,
                    Ltd.                                               3,571,655
               470  Mitsubishi Tokyo Financial
                    Group, Inc.                                        3,927,886
         1,120,000  Mitsui & Co. Ltd.                                  9,400,809
           154,000  Omron Corp.                                        3,410,085
            76,700  ORIX Corporation                                   7,881,689
           433,000  Sharp Corp.                                        5,969,427
             1,010  Sumitomo Mitsui Financial Group
                    Inc.(2)                                            5,786,387
         1,310,000  Toray Industries Inc.                              6,075,570
           315,000  Toto Ltd.                                          2,741,372
           249,100  Toyota Motor Corp.                                 9,559,423

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           176,900  Yamaha Motor Co. Ltd.                              2,686,518
           243,000  Yamato Transport Co. Ltd.                          3,352,258
                                                                 ---------------
                                                                      99,352,412
                                                                 ---------------
MEXICO - 1.1%
           176,330  America Movil SA de
                    CV Series L ADR                                    6,882,160
                                                                 ---------------
NETHERLANDS - 2.7%
           434,470  ING Groep N.V.                                    10,974,622
           199,380  Royal Numico N.V.(1)                               6,354,855
                                                                 ---------------
                                                                      17,329,477
                                                                 ---------------
NORWAY - 3.2%
           411,970  DNB NOR ASA                                        3,266,293
           101,900  Norsk Hydro ASA                                    7,434,302
           375,650  Statoil ASA                                        5,397,350
           554,490  Telenor ASA                                        4,231,141
                                                                 ---------------
                                                                      20,329,086
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
         4,546,000  Huaneng Power
                    International, Inc.(2)                             3,673,559
                                                                 ---------------
RUSSIAN FEDERATION - 0.7%
            30,519  Mobile Telesystems ADR                             4,424,950
                                                                 ---------------
SOUTH KOREA - 1.3%
            96,020  Hyundai Motor Co. Ltd.                             4,433,619
            10,430  Samsung Electronics                                4,153,861
                                                                 ---------------
                                                                       8,587,480
                                                                 ---------------
SPAIN - 4.6%
           248,974  Abertis Infraestructuras SA                        4,651,779
           246,495  ACS, Actividades de
                    Construccion y Servicios, SA                       4,495,151
           261,990  Gamesa                                             3,846,278
           129,610  Grupo Ferrovial SA                                 5,792,199
           699,430  Telefonica SA                                     10,477,010
                                                                 ---------------
                                                                      29,262,417
                                                                 ---------------
SWEDEN - 2.4%
            89,630  Autoliv Inc. SDR                                   3,580,328
         1,776,980  Telefonaktiebolaget LM
                    Ericsson B Shares(1)                               5,512,738
           167,770  Volvo AB Cl B                                      5,918,666
                                                                 ---------------
                                                                      15,011,732
                                                                 ---------------
SWITZERLAND - 8.9%
           647,301  ABB Limited(1)                                     3,959,091
            37,370  Alcon, Inc.                                        2,997,074

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
           150,220  Compagnie Financiere
                    Richemont AG A Shares                              4,165,912
           329,260  Novartis AG                                       15,381,412
           156,246  Roche Holding AG                                  16,178,298
            42,400  Synthes, Inc.                                      4,628,487
           136,006  UBS AG                                             9,595,800
                                                                 ---------------
                                                                      56,906,074
                                                                 ---------------
UNITED KINGDOM - 17.8%
           104,730  AstraZeneca plc                                    4,297,596
         1,916,820  BP plc                                            18,318,507
           271,254  Enterprise Inns plc                                2,801,156
           320,670  HSBC Holdings plc                                  5,095,000
         4,036,660  Legal & General Group plc                          7,258,368
           146,367  Man Group plc                                      3,152,908
         1,902,424  mmO2 plc(1)                                        3,386,306
           272,080  Next plc                                           8,049,503
           638,420  Pearson plc                                        6,835,657
           391,222  Reckitt Benckiser plc                              9,596,839
           332,989  Royal Bank of Scotland Group plc                   9,628,288
         1,393,960  Smith & Nephew plc                                12,829,222
         2,272,070  Tesco plc                                         11,741,772
         2,410,990  Vodafone Group plc                                 5,776,667
           221,560  Wolseley plc                                       3,787,211
                                                                 ---------------
                                                                     112,555,000
                                                                 ---------------
UNITED STATES - 0.9%
            20,000  iShares MSCI EAFE Index Fund                       2,828,200
            46,710  Schlumberger Ltd.                                  3,144,050
                                                                 ---------------
                                                                       5,972,250
                                                                 ---------------
TOTAL COMMON STOCKS                                                  626,070,381
(Cost $546,717,402)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
8.00%, 11/15/21, valued at $19,287,756), in a
joint trading account at 1.63%,
dated 9/30/04, due 10/1/04
(Delivery value $18,800,851)                                          18,800,000
(Cost $18,800,000)                                               ---------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) - 0.6%
Repurchase Agreement, UBS Securities LLC,
(U.S. Government Agency obligations),
1.875%, dated 9/30/04, due 10/1/04
(delivery value $3,977,000)                                            3,976,793
(Cost $3,976,793)                                                ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.8%                                 648,847,174
(Cost $569,494,195)                                              ---------------

OTHER ASSETS AND LIABILITIES - (1.8)%                               (11,332,998)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $637,514,176
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2004.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Federal Tax Information
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 571,895,195
                                                                 ===============
Gross tax appreciation of investments                               $ 82,419,064
Gross tax depreciation of investments                                (5,467,085)
                                                                 ---------------
Net tax appreciation of investments                                 $ 76,951,979
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

MARKET SECTOR DIVERSIFICATION
Consumer Discretionary                      14.8%
Consumer Staples                             6.9%
Diversified                                  0.4%
Energy                                      11.0%
Financials                                  21.8%
Health Care                                 11.5%
Industrials                                 12.6%
Information Technology                       5.7%
Materials                                    5.1%
Telecommunication Services                   6.1%
Utilities                                    2.4%
Temporary Cash Investments                   2.9%
Collateral Received for Securities Lending   0.6%
Other Assets (Liabilities)                 (1.8)%

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 103.0%
AEROSPACE & DEFENSE - 1.5%
            16,178  General Dynamics Corp.                        $    1,651,774
             4,190  United Technologies Corp.                            391,262
                                                                 ---------------
                                                                       2,043,036
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.3%
             5,368  C.H. Robinson Worldwide, Inc.                        249,022
            11,413  Expeditors International of
                    Washington, Inc.                                     590,052
            13,387  FedEx Corporation                                  1,147,132
            14,832  United Parcel Service, Inc. Cl B                   1,126,045
                                                                 ---------------
                                                                       3,112,251
                                                                 ---------------
AIRLINES - 0.3%
            21,930  JetBlue Airways Corporation(1)                       458,776
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            12,980  China Yuchai International
                    Limited(1)                                           180,811
                                                                 ---------------
AUTOMOBILES - 1.2%
            27,071  Harley-Davidson, Inc.                              1,609,100
                                                                 ---------------
BEVERAGES - 2.6%
            21,171  Anheuser-Busch Companies, Inc.                     1,057,491
            22,852  Coca-Cola Company (The)                              915,223
            34,355  PepsiCo, Inc.                                      1,671,371
                                                                 ---------------
                                                                       3,644,085
                                                                 ---------------
BIOTECHNOLOGY - 3.0%
            26,007  Amgen Inc.(1)                                      1,474,077
             7,280  Celgene Corp.(1)                                     423,914
             9,258  Cephalon, Inc.(1)                                    443,458
            17,820  Chiron Corp.(1)                                      787,644
             6,856  Genentech, Inc.(1)                                   359,392
             8,902  Gilead Sciences, Inc.(1)                             332,757
             6,790  Neurocrine Biosciences Inc.(1)                       320,216
                                                                 ---------------
                                                                       4,141,458
                                                                 ---------------
CAPITAL MARKETS - 2.7%
            22,700  Bank of New York Co., Inc. (The)                     662,159
             9,912  Goldman Sachs Group, Inc. (The)                      924,195
             8,959  Legg Mason, Inc.                                     477,246
            15,064  Merrill Lynch & Co., Inc.                            748,982
            17,442  T. Rowe Price Group Inc.                             888,495
                                                                 ---------------
                                                                       3,701,077
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.3%
            22,238  Bank of America Corp.                                963,572
            14,252  Wells Fargo & Co.                                    849,847
                                                                 ---------------
                                                                       1,813,419
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.7%
            28,838  Apollo Group Inc. Cl A(1)                          2,115,844
            11,110  Monster Worldwide Inc.(1)                            273,750
                                                                 ---------------
                                                                       2,389,594
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
            68,584  Cisco Systems Inc.(1)                              1,241,370
            25,126  QUALCOMM Inc.                                        980,919
                                                                 ---------------
                                                                       2,222,289
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
            85,603  Dell Inc.(1)                                       3,047,467
                                                                 ---------------
CONSUMER FINANCE - 3.1%
            22,037  American Express Co.                               1,134,024
            31,945  MBNA Corporation                                     805,014
            52,940  SLM Corporation                                    2,361,124
                                                                 ---------------
                                                                       4,300,162
                                                                 ---------------
DIVERSIFIED - 1.1%
            14,071  Standard and Poor's 500
                    Depositary Receipt                                 1,572,856
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.2%
             5,210  Chicago Mercantile Exchange                          840,373
            62,062  Citigroup Inc.                                     2,738,175
            11,618  Moody's Corp.                                        851,019
                                                                 ---------------
                                                                       4,429,567
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
            13,060  Baker Hughes Inc.                                    570,983
            13,380  Schlumberger Ltd.                                    900,608
            10,550  Transocean Inc.(1)                                   377,479
                                                                 ---------------
                                                                       1,849,070
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.2%
            14,640  Sysco Corp.                                          438,029
            52,359  Wal-Mart Stores, Inc.                              2,785,499
            21,592  Walgreen Co.                                         773,641
             5,400  Whole Foods Market, Inc.                             463,266
                                                                 ---------------
                                                                       4,460,435
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.6%
            11,180  Baxter International, Inc.                           359,549
            13,823  Biomet Inc.                                          648,022
            42,613  Boston Scientific Corp.(1)                         1,693,014
            13,330  Guidant Corp.                                        880,313
            15,955  Inamed Corp.(1)                                      760,575
            59,295  Medtronic, Inc.                                    3,077,412
             7,676  St. Jude Medical, Inc.(1)                            577,773
             5,910  Stryker Corp.                                        284,153
            20,332  Varian Medical Systems, Inc.(1)                      702,877
            15,774  Waters Corp.(1)                                      695,633
             8,535  Zimmer Holdings Inc.(1)                              674,606
                                                                 ---------------
                                                                      10,353,927
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
             6,670  Cerner Corporation(1)                                288,544
             3,118  Patterson Cos. Inc.(1)                               238,714
            36,957  UnitedHealth Group Incorporated                    2,725,209
            26,303  WebMD Corporation(1)                                 183,069
                                                                 ---------------
                                                                       3,435,536
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.0%
            23,960  Applebee's International Inc.                        605,709
            15,861  Brinker International, Inc.(1)                       494,070
            34,589  Carnival Corporation                               1,635,714
            17,067  Cheesecake Factory Inc.(1)                           740,708
            42,771  International Game Technology                      1,537,617
            13,419  PF Chang's China Bistro, Inc.(1)                     650,687
            18,872  Starbucks Corporation(1)                             857,921
            11,846  Wendy's International, Inc.                          398,026
                                                                 ---------------
                                                                       6,920,452
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
            19,010  D.R. Horton, Inc.                                    629,421
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
            11,795  Colgate-Palmolive Co.                                532,898
            39,450  Procter & Gamble Co. (The)                         2,135,034
                                                                 ---------------
                                                                       2,667,932
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.4%
             9,600  3M Co.                                               767,712
            62,983  General Electric Co.                               2,114,970
            61,190  Tyco International Ltd.                            1,876,085
                                                                 ---------------
                                                                       4,758,767
                                                                 ---------------
INSURANCE - 5.7%
            12,569  Aflac Inc.                                           492,830
             9,476  Ambac Financial Group, Inc.                          757,606
            32,605  American International
                    Group, Inc.                                        2,216,814

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,010  Berkshire Hathaway Inc. Cl B(1)                    2,899,710
            18,260  Marsh & McLennan
                    Companies Inc.                                       835,578
             7,550  Progressive Corp.                                    639,863
                                                                 ---------------
                                                                       7,842,401
                                                                 ---------------
INTERNET & CATALOG RETAIL - 4.7%
            46,689  Amazon.com, Inc.(1)                                1,907,713
            23,574  eBay Inc.(1)                                       2,167,394
           108,060  InterActiveCorp(1)                                 2,379,480
                                                                 ---------------
                                                                       6,454,587
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.9%
            21,826  Digital River Inc.(1)                                649,978
            15,676  Sina Corp.(1)                                        399,581
            52,987  VeriSign, Inc.(1)                                  1,053,382
            54,640  Yahoo! Inc.(1)                                     1,852,842
                                                                 ---------------
                                                                       3,955,783
                                                                 ---------------
IT SERVICES - 4.2%
            40,181  Accenture Ltd. Cl A(1)                             1,086,896
            39,802  Checkfree Corp.(1)                                 1,101,321
            23,012  Cognizant Technology Solutions
                    Corporation(1)                                       702,096
            48,290  First Data Corp.                                   2,100,615
            26,652  Paychex, Inc.                                        803,558
                                                                 ---------------
                                                                       5,794,486
                                                                 ---------------
MACHINERY - 0.3%
             8,610  Danaher Corp.                                        441,521
                                                                 ---------------
MEDIA - 1.8%
            13,231  McGraw-Hill Companies,
                    Inc. (The)                                         1,054,379
            14,197  Univision Communications
                    Inc. Cl A(1)                                         448,767
            15,272  Viacom, Inc. Cl B                                    512,528
            16,411  XM Satellite Radio
                    Holdings Inc.(1)                                     509,069
                                                                 ---------------
                                                                       2,524,743
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            16,525  Family Dollar Stores, Inc.                           447,828
             8,223  Kohl's Corp.(1)                                      396,266
            21,804  Target Corporation                                   986,631
                                                                 ---------------
                                                                       1,830,725
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
             3,220  Zebra Technologies Corp. Cl A(1)                     196,452
                                                                 ---------------
OIL & GAS - 3.8%
             6,670  Anadarko Petroleum Corp.                             442,621
            23,016  Apache Corp.                                       1,153,332

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,790  BP plc ADR                                           218,039
            13,312  Burlington Resources, Inc.                           543,130
             9,680  ChevronTexaco Corp.                                  519,235
             2,650  EnCana Corp.                                         122,695
            37,600  Exxon Mobil Corp.                                  1,817,208
             8,640  Occidental Petroleum Corp.                           483,235
                                                                 ---------------
                                                                       5,299,495
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
             6,429  Alberto-Culver Company Cl B                          279,533
            12,888  Avon Products, Inc.                                  562,948
                                                                 ---------------
                                                                         842,481
                                                                 ---------------
PHARMACEUTICALS - 6.5%
             3,737  Allergan, Inc.                                       271,119
            15,235  American Pharmaceutical
                    Partners Inc.(1)                                     420,029
            21,156  Eli Lilly and Company                              1,270,418
             6,697  Forest Laboratories, Inc. Cl A(1)                    301,231
            32,596  Johnson & Johnson                                  1,836,133
            75,074  Pfizer, Inc.                                       2,297,265
             9,870  Schering-Plough Corp.                                188,122
            84,534  Teva Pharmaceutical Industries
                    Ltd. ADR                                           2,193,658
                                                                 ---------------
                                                                       8,777,975
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
            14,654  Analog Devices, Inc.                                 568,282
            24,250  Applied Materials, Inc.(1)                           399,883
            61,350  Intel Corp.                                        1,230,681
             6,684  KLA-Tencor Corp.(1)                                  277,252
            13,639  Maxim Integrated Products, Inc.                      576,793
            31,771  Microchip Technology Inc.                            852,734
            24,185  Xilinx, Inc.                                         652,995
                                                                 ---------------
                                                                       4,558,620
                                                                 ---------------
SOFTWARE - 6.2%
             8,462  Adobe Systems Inc.                                   418,615
            38,708  Electronic Arts Inc.(1)                            1,780,181
            23,824  Intuit Inc.(1)                                     1,081,610
            93,855  Microsoft Corporation                              2,595,091
             6,395  NAVTEQ Corp.(1)                                      227,918
            70,315  Oracle Corp.(1)                                      793,153
             9,307  SAP AG ADR                                           362,508
            13,330  Symantec Corp.(1)                                    731,550
            30,755  Veritas Software Corp.(1)                            547,439
                                                                 ---------------
                                                                       8,538,065
                                                                 ---------------
SPECIALTY RETAIL - 5.8%
            31,718  Bed Bath & Beyond Inc.(1)                          1,177,055
            28,810  Carmax, Inc.(1)                                      620,856
            17,888  Chico's FAS, Inc.(1)                                 611,770
            34,351  Home Depot, Inc.                                   1,346,558

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            33,262  Lowe's Companies, Inc.                             1,807,789
            11,046  Michaels Stores, Inc.                                654,034
            23,715  Petsmart Inc.                                        673,269
            23,271  TJX Companies, Inc. (The)                            512,893
            15,095  Weight Watchers
                    International Inc.(1)                                585,988
                                                                 ---------------
                                                                       7,990,212
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            12,138  Coach Inc.(1)                                        514,894
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.6%
             7,000  Golden West Financial Corp.                          776,650
                                                                 ---------------
TOBACCO - 0.7%
            21,602  Altria Group Inc.                                  1,016,158
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
            32,149  Nextel Communications, Inc.(1)                       766,432
             9,736  NII Holdings Inc. Cl B(1)                            401,221
                                                                 ---------------
                                                                       1,167,653
                                                                 ---------------
TOTAL COMMON STOCKS                                                  142,264,389
 (Cost $126,223,882)                                             ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$2,564,861), in a joint trading account at
1.63%, dated 9/30/04, due 10/1/04
(Delivery value $2,500,113)                                            2,500,000
                                                                 ---------------
 (Cost $2,500,000)

TOTAL INVESTMENT SECURITIES - 104.8%                                 144,764,389
 (Cost $128,723,882)                                             ---------------
OTHER ASSETS AND LIABILITIES - (4.8)%                                (6,647,714)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  138,116,675
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 131,603,441
                                                                 ===============
Gross tax appreciation of investments                               $ 16,448,553
Gross tax depreciation of investments                                (3,287,605)
                                                                 ---------------
Net tax appreciation of investments                                 $ 13,160,948
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
AEROSPACE & DEFENSE - 1.0%
           300,200  Honeywell International Inc.                 $    10,765,172
           133,900  Northrop Grumman Corp.                             7,140,887
           171,840  Raytheon Company                                   6,526,483
                                                                 ---------------
                                                                      24,432,542
                                                                 ---------------
AUTO COMPONENTS - 1.4%
           541,900  Superior Industries
                    International, Inc.                               16,229,905
           970,239  TRW Automotive Holdings
                    Corp.(1)                                          18,289,005
                                                                 ---------------
                                                                      34,518,910
                                                                 ---------------
BEVERAGES - 2.7%
           422,100  Anheuser-Busch Companies, Inc.                    21,083,895
           228,900  Coca-Cola Company (The)                            9,167,445
         1,014,800  Coca-Cola Enterprises                             19,179,720
           335,200  PepsiCo, Inc.                                     16,307,480
                                                                 ---------------
                                                                      65,738,540
                                                                 ---------------
CAPITAL MARKETS - 4.6%
         1,552,976  Edwards (A.G.), Inc.                              53,764,029
           664,600  Merrill Lynch & Co., Inc.                         33,043,912
           511,100  Morgan Stanley                                    25,197,230
                                                                 ---------------
                                                                     112,005,171
                                                                 ---------------
CHEMICALS - 1.7%
           153,000  du Pont (E.I.) de Nemours & Co.                    6,548,400
           151,800  Ecolab Inc.                                        4,772,592
           338,418  Minerals Technologies Inc.                        19,919,283
           207,700  Rohm and Haas Co.                                  8,924,869
                                                                 ---------------
                                                                      40,165,144
                                                                 ---------------
COMMERCIAL BANKS - 6.7%
         1,147,300  Bank of America Corp.                             49,712,509
           321,400  BB&T Corporation                                  12,756,366
           170,400  Marshall & Ilsley Corp.                            6,867,120
           951,697  SunTrust Banks, Inc.                              67,008,986
           426,400  Zions Bancorporation                              26,027,456
                                                                 ---------------
                                                                     162,372,437
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.8%
         1,916,254  Republic Services, Inc. Cl A                      57,027,719
         1,245,217  Waste Management, Inc.                            34,044,233
                                                                 ---------------
                                                                      91,071,952
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.9%
         1,539,800  Nokia Oyj ADR                                     21,126,056
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
    195,600 International Business
                    Machines Corp.                                    16,770,744
         1,196,537  Seagate Technology                                16,177,180
                                                                 ---------------
                                                                      32,947,924
                                                                 ---------------
CONSTRUCTION MATERIALS - 2.8%
         1,474,282  Martin Marietta Materials, Inc.                   66,740,746
                                                                 ---------------
DIVERSIFIED - 1.0%
           218,400  Standard and Poor's 500
                    Depositary Receipt                                24,412,752
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
           695,100  Citigroup Inc.                                    30,667,812
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
           333,367  Commonwealth Telephone
                    Enterprise Inc.(1)                                14,518,133
           230,628  SBC Communications Inc.                            5,984,797
           532,300  Verizon Communications                            20,961,973
                                                                 ---------------
                                                                      41,464,903
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
           143,074  Ameren Corp.                                       6,602,865
           389,983  FPL Group, Inc.                                   26,643,639
           577,400  Wisconsin Energy Corp.                            18,419,060
                                                                 ---------------
                                                                      51,665,564
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.4%
         1,002,900  American Power Conversion
                    Corp.                                             17,440,431
           668,000  Emerson Electric Co.                              41,342,520
                                                                 ---------------
                                                                      58,782,951
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
         3,277,712  AVX Corp.                                         38,840,887
                                                                 ---------------
FOOD PRODUCTS - 6.0%
           923,836  Campbell Soup Company                             24,287,648
         2,169,800  Kraft Foods Inc.                                  68,826,056
           914,000  Unilever N.V. New York Shares                     52,829,200
                                                                 ---------------
                                                                     145,942,904
                                                                 ---------------
GAS UTILITIES - 2.3%
           903,261  AGL Resources Inc.                                27,793,341

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           948,200  WGL Holdings Inc.                                 26,796,132
                                                                 ---------------
                                                                      54,589,473
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
           201,700  Beckman Coulter Inc.                              11,319,404
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
           819,900  HCA Inc.                                          31,279,185
           885,300  Universal Health Services,
                    Inc. Cl B                                         38,510,550
                                                                 ---------------
                                                                      69,789,735
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.0%
         1,374,221  Brinker International, Inc.(1)                    42,806,984
           880,900  Outback Steakhouse, Inc.                          36,583,777
           225,454  Speedway Motorsports Inc.                          7,514,382
           251,800  Wendy's International, Inc.                        8,460,480
                                                                 ---------------
                                                                      95,365,623
                                                                 ---------------
HOUSEHOLD DURABLES - 1.7%
           664,800  Newell Rubbermaid Inc.                            13,322,592
           465,595  Whirlpool Corp.                                   27,977,604
                                                                 ---------------
                                                                      41,300,196
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.3%
           118,522  Clorox Company                                     6,317,223
           374,800  Kimberly-Clark Corp.                              24,208,332
                                                                 ---------------
                                                                      30,525,555
                                                                 ---------------
INSURANCE - 9.7%
           458,500  American International
                    Group, Inc.                                       31,173,415
               216  Berkshire Hathaway Inc. Cl A(1)                   18,716,400
           609,100  Chubb Corp.                                       42,807,548
         1,036,700  Horace Mann Educators Corp.                       18,225,186
           514,200  Jefferson-Pilot Corp.                             25,535,172
         1,347,766  Marsh & McLennan
                    Companies Inc.                                    61,673,773
           960,662  MetLife, Inc.                                     37,129,586
                                                                 ---------------
                                                                     235,261,080
                                                                 ---------------
IT SERVICES - 1.1%
           569,872  DST Systems, Inc.(1)                              25,342,208
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           369,300  Mattel, Inc.                                       6,695,409
                                                                 ---------------
MACHINERY - 1.0%
           607,010  Dover Corp.                                       23,594,479
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 5.9%
           419,358  ADVO, Inc.                                        12,974,937
           762,300  Dow Jones & Co. Inc.                              30,957,003
         1,563,933  New York Times Co. (The) Cl A                     61,149,780
           395,882  Tribune Co.                                       16,290,544
           678,300  Valassis Communications, Inc.(1)                  20,064,114
                                                                 ---------------
                                                                     141,436,378
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           630,300  Dollar General Corp.                              12,700,545
                                                                 ---------------
OIL & GAS - 6.1%
           476,400  BP plc ADR                                        27,407,292
           223,000  ConocoPhillips                                    18,475,550
         1,010,600  Exxon Mobil Corp.                                 48,842,298
         1,010,713  Royal Dutch Petroleum Co.
                    New York Shares                                   52,152,791
                                                                 ---------------
                                                                     146,877,931
                                                                 ---------------
PHARMACEUTICALS - 5.4%
           659,300  Abbott Laboratories                               27,927,948
         1,782,924  Bristol-Myers Squibb Co.                          42,201,811
           742,200  Merck & Co., Inc.                                 24,492,600
           340,100  Schering-Plough Corp.                              6,482,306
         1,026,300  Watson Pharmaceuticals, Inc.(1)                   30,234,798
                                                                 ---------------
                                                                     131,339,463
                                                                 ---------------
ROAD & RAIL - 3.6%
         1,462,165  Union Pacific Corp.                               85,682,869
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
         1,254,782  Intel Corp.                                       25,170,927
           680,213  Teradyne, Inc.(1)                                  9,114,854
                                                                 ---------------
                                                                      34,285,781
                                                                 ---------------
SOFTWARE - 3.4%
           347,300  Microsoft Corporation                              9,602,845
           958,133  Reynolds & Reynolds Co. Cl A                      23,637,141
         3,059,576  Synopsys, Inc.(1)                                 48,433,088
                                                                 ---------------
                                                                      81,673,074
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
           210,753  Sherwin-Williams Co.                               9,264,702
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
           412,219  Jones Apparel Group, Inc.                         14,757,440

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           405,641  Liz Claiborne, Inc.                               15,300,779
                                                                 ---------------
                                                                      30,058,219
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
           630,100  Freddie Mac                                       41,107,724
           122,322  MGIC Investment Corp.                              8,140,529
                                                                 ---------------
                                                                      49,248,253
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,359,247,572
 (Cost $2,225,962,434)                                           ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$45,757,123), in a joint trading account at
1.63%, dated 9/30/04, due 10/1/04
(Delivery value $44,602,019)                                          44,600,000
                                                                 ---------------
 (Cost $44,600,000)

TOTAL INVESTMENT SECURITIES - 99.6%                                2,403,847,572
 (Cost $2,270,562,434)                                           ---------------

OTHER ASSETS AND LIABILITIES - 0.4%                                    8,912,689
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $ 2,412,760,261
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollars
(1) Non-income producing.

Forward Foreign Currency Exchange Contracts*
--------------------------------------------------------------------------------
                                                                     Unrealized
Contracts to Sell                Settlement Date         Value       Gain (Loss)
--------------------------------------------------------------------------------
46,074,972  EURO for USD           10/29/2004       $  57,264,860   $  (582,968)
26,084,946  EURO for USD           10/29/2004          32,420,003      (342,563)
29,641,984  EURO for USD           10/29/2004          36,840,913      (383,793)
 6,134,833  GBP for USD            10/29/2004          11,091,448        (3,217)
 9,044,760  GBP for USD            10/29/2004          16,352,436        (5,015)
                                                    ----------------------------
           (Value on settlement date $152,652,104)  $ 153,969,660  $ (1,317,556)
                                                     ===========================

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $ 2,328,411,424
                                                                 ===============
Gross tax appreciation of investments                              $ 160,987,647
Gross tax depreciation of investments                               (85,551,499)
                                                                 ---------------
Net tax appreciation of investments                                 $ 75,436,148
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 0.5%
               500  L-3 Communications
                    Holdings, Inc.                                 $      33,500
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 4.3%
             2,468  CNF Inc.                                             101,163
             2,290  Expeditors International of
                    Washington, Inc.                                     118,394
             1,535  Ryder System, Inc.                                    72,206
                                                                 ---------------
                                                                         291,763
                                                                 ---------------
AUTO COMPONENTS - 0.5%
             2,914  Goodyear Tire & Rubber
                    Co. (The)(1)                                          31,296
                                                                 ---------------
AUTOMOBILES - 1.0%
             1,100  Harley-Davidson, Inc.                                 65,384
                                                                 ---------------
BUILDING PRODUCTS - 1.0%
             1,914  Masco Corp.                                           66,090
                                                                 ---------------
CAPITAL MARKETS - 0.5%
             1,028  American Capital Strategies Ltd.                      32,218
                                                                 ---------------
CHEMICALS - 0.5%
               623  Air Products & Chemicals, Inc.                        33,879
                                                                 ---------------
COMMERCIAL BANKS - 5.2%
             2,364  East West BanCorp, Inc.                               79,407
               845  Marshall & Ilsley Corp.                               34,054
             3,085  North Fork Bancorporation, Inc.                      137,128
             3,397  TCF Financial Corp.                                  102,895
                                                                 ---------------
                                                                         353,484
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
             5,352  Copart Inc.(1)                                       101,313
               546  Corporate Executive Board
                    Co. (The)                                             33,437
                                                                 ---------------
                                                                         134,750
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.4%
             1,522  CommScope Inc.(1)                                     32,875
             2,596  Juniper Networks, Inc.(1)                             61,266
             4,936  QUALCOMM Inc.                                        192,702
             1,089  Research In Motion Ltd.(1)                            83,134
                                                                 ---------------
                                                                         369,977
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.5%
             1,738  Apple Computer, Inc.(1)                               67,348
               675  NCR Corp.(1)                                          33,473
                                                                 ---------------
                                                                         100,821
                                                                 ---------------
CONSUMER FINANCE - 2.1%
             1,988  Capital One Financial Corp.                          146,913
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
               939  Chicago Mercantile Exchange                          151,461
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
               778  FirstEnergy Corp.                                     31,960
               756  TXU Corp.                                             36,228
                                                                 ---------------
                                                                          68,188
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
             2,491  Rockwell Automation Inc.                              96,402
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
             2,749  Amphenol Corp. Cl A(1)                                94,181
             1,833  Anixter International Inc.                            64,320
             2,228  Paxar Corp.(1)                                        50,531
                                                                 ---------------
                                                                         209,032
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.0%
             1,356  BJ Services Co.                                       71,067
             1,120  Diamond Offshore Drilling, Inc.                       36,949
             2,071  ENSCO International Inc.                              67,660
             1,072  Global SantaFe Corp.                                  32,857
             2,012  Lone Star Technologies, Inc.(1)                       76,053
               988  National-Oilwell, Inc.(1)                             32,466
               722  Noble Corp.(1)                                        32,454
             1,162  Smith International, Inc.(1)                          70,568
                                                                 ---------------
                                                                         420,074
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 9.2%
             2,535  Advanced Medical Optics Inc.(1)                      100,310
             6,103  Boston Scientific Corp.(1)                           242,471
             1,474  Cooper Companies, Inc. (The)                         101,043
             1,818  Fisher Scientific International(1)                   106,044
             2,602  Mentor Corp.                                          87,635
                                                                 ---------------
                                                                         637,503
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
             1,610  Aetna Inc.                                           160,887
             1,584  Coventry Health Care Inc.(1)                          84,538
                                                                 ---------------
                                                                         245,425
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             1,097  Boyd Gaming Corp.                                     30,881
               778  Royal Caribbean Cruises Ltd.                          33,921
             2,732  Station Casinos Inc.                                 133,977
               481  WMS Industries Inc.(1)                                12,357
                                                                 ---------------
                                                                         211,136
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
               890  Garmin Ltd.                                           38,493
               532  Pulte Homes Inc.                                      32,649
               710  Toll Brothers Inc.(1)                                 32,894
                                                                 ---------------
                                                                         104,036
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.0%
             2,169  Textron Inc.                                         139,402
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.0%
             1,034  Ask Jeeves, Inc.(1)                                   33,822
               868  Websense Inc.(1)                                      36,170
             2,002  Yahoo! Inc.(1)                                        67,888
                                                                 ---------------
                                                                         137,880
                                                                 ---------------
IT SERVICES - 1.5%
             3,091  Accenture Ltd. Cl A(1)                                83,611
               328  CACI International Inc.(1)                            17,312
                                                                 ---------------
                                                                         100,923
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.5%
               749  Brunswick Corp.                                       34,274
                                                                 ---------------
MACHINERY - 4.6%
             1,868  Cummins Inc.                                         138,027
               522  Eaton Corp.                                           33,100
               495  Paccar Inc.                                           34,214
             1,968  Pentair, Inc.                                         68,703
               956  Terex Corp.(1)                                        41,490
                                                                 ---------------
                                                                         315,534
                                                                 ---------------
MEDIA - 0.5%
               425  Pixar(1)                                              33,533
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
METALS & MINING - 5.4%
             2,337  Cia Vale do Rio Doce ADR                              52,512
             2,449  GrafTech International Ltd.(1)                        34,164
             1,267  Inco Ltd.(1)                                          49,476
             1,744  Nucor Corp.                                          159,348
               896  Phelps Dodge Corp.                                    82,459
                                                                 ---------------
                                                                         377,959
                                                                 ---------------
OFFICE ELECTRONICS - 2.0%
             2,200  Zebra Technologies Corp. Cl A(1)                     134,222
                                                                 ---------------
OIL & GAS - 4.3%
               849  EOG Resources Inc.                                    55,907
               648  Murphy Oil Corp.                                      56,227
               912  Teekay Shipping Corp.                                 39,298
               439  Valero Energy Corp.                                   35,212
             1,757  Western Gas Resources Inc.                            50,233
             1,734  XTO Energy Inc.                                       56,320
                                                                 ---------------
                                                                         293,197
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
             1,769  Nu Skin Enterprises Inc., Cl A                        41,589
                                                                 ---------------
PHARMACEUTICALS - 0.5%
             1,595  Salix Pharmaceuticals Ltd.(1)                         34,324
                                                                 ---------------
ROAD & RAIL - 3.6%
               912  Burlington Northern Santa Fe
                    Corp.                                                 34,939
               734  Canadian National Railway Co.                         35,819
             1,201  Norfolk Southern Corp.                                35,718
             3,062  Yellow Roadway Corp.(1)                              143,577
                                                                 ---------------
                                                                         250,053
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
             1,738  Cabot Microelectronics
                    Corporation(1)                                        63,003
             1,117  Cree Inc.(1)                                          34,102
                                                                 ---------------
                                                                          97,105
                                                                 ---------------
SOFTWARE - 2.8%
               660  Adobe Systems Inc.                                    32,650
             2,861  Symantec Corp.(1)                                    157,012
                                                                 ---------------
                                                                         189,662
                                                                 ---------------
SPECIALTY RETAIL - 3.1%
             3,636  American Eagle Outfitters, Inc.                      133,987

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,268  Urban Outfitters Inc.(1)                              78,019
                                                                 ---------------
                                                                         212,006
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.5%
             5,243  W Holding Company, Inc.                               99,617
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
             2,668  MSC Industrial Direct Co.                             90,925
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 3.7%
             5,991  Alamosa Holdings Inc.(1)                              45,771
             5,026  NII Holdings Inc. Cl B(1)                            207,122
                                                                 ---------------
                                                                         252,893
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,638,430
 (Cost $5,927,553)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$205,189), in a joint trading account at 1.63%,
dated 9/30/04, due 10/1/04 (Delivery
value $200,009)                                                          200,000
                                                                 ---------------
 (Cost $200,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                    6,838,430
 (Cost $6,127,553)                                               ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                       13,463
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   6,851,893
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $ 6,160,913
                                                                 ===============
Gross tax appreciation of investments                                  $ 709,586
Gross tax depreciation of investments                                   (32,069)
                                                                 ---------------
Net tax appreciation of investments                                    $ 677,517
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   American Century Variable Portfolios, Inc.
             -------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  November 29, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   November 29, 2004